Property, Plant and Equipment, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net
Property, plant and equipment	$ 87,342,530	$ 85,719,810	$ 86,783,572
Cost
Property, Plant and Equipment, Net
Property, plant and equipment	186,145,082	170,050,929	158,590,577
Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	(98,802,552)	(84,331,119)	(71,807,005)
Satellite Transponders
Property, Plant and Equipment, Net
Property, plant and equipment	5,113,964	5,681,419	6,248,873
Satellite Transponders | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	2,494,111	2,779,153
Satellite Transponders | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	10,301,713	10,301,713	10,301,713
Satellite Transponders | Cost | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	4,275,619	6,065,509
Satellite Transponders | Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	(5,187,749)	(4,620,294)	(4,052,840)
Satellite Transponders | Accumulated amortisation and impairment | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	(1,781,508)	(3,286,356)
Technical Equipment
Property, Plant and Equipment, Net
Property, plant and equipment	55,062,909	51,431,033	50,329,375
Technical Equipment | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	908,758	990,705
Technical Equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	133,171,187	117,466,054	105,720,368
Technical Equipment | Cost | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	1,896,682	1,677,260
Technical Equipment | Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	(78,108,278)	(66,035,021)	$ (55,390,993)
Technical Equipment | Accumulated amortisation and impairment | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	(987,924)	(686,555)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment	12,891,527	10,717,276
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	31,021,716	27,804,259
Subscriber leased set-top equipment | Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	$ (18,130,189)	$ (17,086,983)